CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities
Net loss	$ (65,274,000)	$ (76,307,000)
Adjustments to reconcile Net loss to Net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	38,199,000	40,653,000
Impairment of long-lived assets, net	27,405,000	17,645,000
(Gain) loss on asset disposition	(1,584,000)	13,814,000
(Gain) loss on extinguishment of liabilities	0	(15,417,000)
Share-based compensation expense	3,637,000	4,002,000
Amortization of financing costs and debt discounts	2,864,000	5,965,000
Amortization of interest rate swap contracts	(2,198,000)	(3,173,000)
Change in fair value of interest rate swaps, net	(7,187,000)	34,122,000
Change in fair value of investments, net	5,128,000	(338,000)
Deferred income taxes	5,175,000	(7,057,000)
Interest expense on failed sale-leaseback financing and deferred ITC gain	2,450,000	3,161,000
Income from sale-leaseback transfer of tax benefits	(10,188,000)	(10,188,000)
Loss on debt extinguishment	3,579,000	0
Other	3,589,000	1,347,000
Changes in operating assets and liabilities:
Accounts receivable	8,695,000	(7,722,000)
Current and noncurrent derivative assets	(94,000)	2,112,000
Other current and noncurrent assets	(2,472,000)	5,050,000
Accounts payable and accrued expenses	1,266,000	(9,897,000)
Operating lease liabilities	(595,000)	(1,314,000)
Other current and noncurrent liabilities	245,000	13,607,000
Net cash provided by (used in) operating activities	12,640,000	10,065,000
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(87,525,000)	(212,377,000)
Proceeds from sale of assets	1,517,000	44,472,000
Insurance proceeds for damaged equipment	2,910,000	0
Other investing activities	0	161,000
Net cash used in investing activities	(83,098,000)	(167,744,000)
Cash Flows from Financing Activities
Repurchases of common shares	(1,067,000)	(1,959,000)
Deferred shareholder servicing fees	(743,000)	(1,318,000)
Contributions from noncontrolling interests, net	0	12,172,000
Distributions to noncontrolling interests	(5,932,000)	(23,542,000)
Buyout of noncontrolling interests	(2,030,000)	(2,614,000)
Proceeds from borrowings	262,622,000	230,480,000
Payments on borrowings	(190,829,000)	(101,395,000)
Payments on failed sale-leaseback	(1,530,000)	(1,339,000)
Other capital activity	(952,000)	(616,000)
Net cash provided by financing activities	59,539,000	109,869,000
Net decrease in Cash, cash equivalents and Restricted cash	(10,919,000)	(47,810,000)
Cash, cash equivalents and Restricted cash at beginning of period	87,343,000	161,588,000
Cash, cash equivalents and Restricted cash at end of period	$ 76,424,000	$ 113,778,000